Insurance business	12 Months Ended
Dec. 31, 2025
Insurance Contracts [Abstract]
Insurance business

4	Insurance business

Insurance service result
	2025			2024			2023
	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Total	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Total	Life direct participating and investment DPF contracts[1]	Life other contracts[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Insurance revenue
Amounts relating to changes in liabilities for remaining coverage	2,212	619	2,831	1,890	566	2,456	1,626	470	2,096
– Contractual service margin recognised for services provided	1,428	165	1,593	1,143	188	1,331	975	151	1,126
– Change in risk adjustment for non-financial risk for risk expired	46	19	65	46	20	66	21	15	36
– Expected incurred claims and other insurance service expenses	734	435	1,169	698	358	1,056	594	304	898
– Other	4	—	4	3	—	3	36	—	36
Recovery of insurance acquisition cash flows	285	112	397	195	101	296	109	54	163
Total insurance revenue	2,497	731	3,228	2,085	667	2,752	1,735	524	2,259
Insurance service expenses
Incurred claims and other insurance service expenses	(488)	(418)	(906)	(616)	(428)	(1,044)	(615)	(292)	(907)
Losses and reversal of losses on onerous contracts	(36)	(51)	(87)	(50)	(73)	(123)	(32)	(77)	(109)
Amortisation of insurance acquisition cash flows	(285)	(112)	(397)	(195)	(101)	(296)	(109)	(54)	(163)
Adjustments to liabilities for incurred claims	(7)	(6)	(13)	(6)	27	21	(1)	(1)	(2)
Total insurance service expenses	(816)	(587)	(1,403)	(867)	(575)	(1,442)	(757)	(424)	(1,181)
Total insurance service result[3]	1,681	144	1,825	1,218	92	1,310	978	100	1,078
1‘Life direct participating and investment DPF contracts’ are substantially measured under the variable fee approach measurement model.
2‘Life other contracts’ are measured under the general measurement model.
3‘Total insurance service result’ includes $0.2bn (2024: nil; 2023: nil) earned by HSBC Life (UK) Limited and HSBC Assurances Vie (France) while they were classified as held for sale. For further details, see Note 23.

Net investment return
	2025			2024			2023
	Life direct participating and investment DPF contracts	Life other contracts	Total	Life direct participating and investment DPF contracts	Life other contracts	Total	Life direct participating and investment DPF contracts	Life other contracts	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Investment return
Amounts recognised in profit or loss[1]	11,097	79	11,176	5,644	273	5,917	7,663	214	7,877
Amounts recognised in OCI	(7)	—	(7)	185	—	185	493	—	493
Total investment return (memorandum)	11,090	79	11,169	5,829	273	6,102	8,156	214	8,370
Net finance expense
Changes in fair value of underlying items of direct participating contracts	(11,020)	—	(11,020)	(5,805)	—	(5,805)	(7,995)	—	(7,995)
Effect of risk mitigation option	(175)	—	(175)	44	—	44	(35)	—	(35)
Interest accreted	—	(112)	(112)	—	(110)	(110)	—	(127)	(127)
Effect of changes in interest rates and other financial assumptions	—	124	124	—	(298)	(298)	(12)	(121)	(133)
Effect of measuring changes in estimates at current rates and adjusting the CSM at rates on initial recognition	—	(7)	(7)	—	—	—	—	(10)	(10)
Total net finance expense from insurance contracts[2]	(11,195)	5	(11,190)	(5,761)	(408)	(6,169)	(8,042)	(258)	(8,300)
Represented by:
Amounts recognised in profit or loss	(11,202)	5	(11,197)	(5,570)	(408)	(5,978)	(7,551)	(258)	(7,809)
Amounts recognised in OCI	7	—	7	(191)	—	(191)	(491)	—	(491)
Total net investment return	(105)	84	(21)	68	(135)	(67)	114	(44)	70
Represented by:
Amounts recognised in profit or loss	(105)	84	(21)	74	(135)	(61)	112	(44)	68
Amounts recognised in OCI	—	—	—	(6)	—	(6)	2	—	2
1Total Group ‘Net income/(expense) from assets and liabilities of insurance business, including related derivatives, measured at fair value through profit or loss’ of
$11.2bn gain (2024: $5.9bn gain; 2023: $7.9bn gain) includes returns on assets and liabilities supporting insurance policies of $11.0bn (2024: $5.7bn gain; 2023:
$7.6bn gain) and on shareholder assets of $0.2bn (2024: $0.2bn gain; 2023: $0.3bn gain).
2‘Total net finance expense from insurance contracts’ includes $1.4bn (2024: nil; 2023: nil) incurred by HSBC Life (UK) Limited and HSBC Assurances Vie (France)
while they were classified as held for sale. For further details, see Note 23.

Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income – assets supporting contracts measured under the modified retrospective approach

	2025	2024
	$m	$m
Balance at 1 Jan	(736)	(670)
Net change in fair value	(13)	(153)
Net amount reclassified to profit or loss	—	3
Related income tax	4	39
Disposal of subsidiary[1]	592	—
Foreign exchange and other	153	45
Balance at 31 Dec	—	(736)
1HSBC Assurances Vie (France) was sold on 31 October 2025. For further details, see Note 23.

Movements in carrying amounts of insurance contracts – analysis by remaining coverage and incurred claims
	2025
	Life direct participating and investment DPF contracts				Life other contracts
	Liabilities for remaining coverage:				Liabilities for remaining coverage:
	Excluding loss component	Loss component	Incurred claims	Total	Excluding loss component	Loss component	Incurred claims	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	(16)	1	1	(14)	(177)	(13)	72	(118)	(132)
Opening liabilities	103,045	146	223	103,414	3,748	224	243	4,215	107,629
Net opening balance at 1 Jan	103,029	147	224	103,400	3,571	211	315	4,097	107,497
Changes in the consolidated income statement and statement of comprehensive income[1]
Insurance revenue
Contracts under the fair value approach[2]	(668)	—	—	(668)	(153)	—	—	(153)	(821)
Contracts under the modified retrospective approach	—	—	—	—	—	—	—	—	—
Other contracts[3]	(1,573)	—	—	(1,573)	(478)	—	—	(478)	(2,051)
Total insurance revenue	(2,241)	—	—	(2,241)	(631)	—	—	(631)	(2,872)
Insurance service expenses
Incurred claims and other insurance service expenses	—	(8)	413	405	—	(34)	377	343	748
Amortisation of insurance acquisition cash flows	281	—	—	281	103	—	—	103	384
Losses and reversal of losses on onerous contracts	—	39	—	39	—	41	—	41	80
Adjustments to liabilities for incurred claims	—	—	7	7	—	—	18	18	25
Total insurance service expenses	281	31	420	732	103	7	395	505	1,237
Investment components	(7,864)	—	7,864	—	(893)	—	893	—	—
Insurance service result	(9,824)	31	8,284	(1,509)	(1,421)	7	1,288	(126)	(1,635)
Net finance expense from insurance contracts[4]	9,812	—	—	9,812	(7)	2	—	(5)	9,807
Effect of movements in exchange rates	999	10	8	1,017	115	10	27	152	1,169
Total changes in the consolidated income statement and statement of comprehensive income	987	41	8,292	9,320	(1,313)	19	1,315	21	9,341
Cash flows
Premiums received	19,125	—	—	19,125	2,001	—	—	2,001	21,126
Claims, other insurance service expenses paid and other cash flows	53	—	(8,430)	(8,377)	3	—	(1,278)	(1,275)	(9,652)
Insurance acquisition cash flows	(1,109)	—	—	(1,109)	(106)	—	—	(106)	(1,215)
Total cash flows	18,069	—	(8,430)	9,639	1,898	—	(1,278)	620	10,259
Other movements[5]	(4,128)	(13)	4	(4,137)	(48)	(3)	(72)	(123)	(4,260)
Net closing balance at 31 Dec	117,957	175	90	118,222	4,108	227	280	4,615	122,837
Closing assets	(12)	—	—	(12)	(193)	47	40	(106)	(118)
Closing liabilities	117,969	175	90	118,234	4,301	180	240	4,721	122,955
Net closing balance at 31 Dec	117,957	175	90	118,222	4,108	227	280	4,615	122,837

Movements in carrying amounts of insurance contracts – analysis by remaining coverage and incurred claims (continued)
	2024
	Life direct participating and investment DPF contracts				Life other contracts
	Liabilities for remaining coverage:				Liabilities for remaining coverage:
	Excluding loss component	Loss component	Incurred claims	Total	Excluding loss component	Loss component	Incurred claims	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	(15)	1	1	(13)	(279)	(16)	56	(239)	(252)
Opening liabilities	116,546	121	370	117,037	3,400	191	223	3,814	120,851
Net opening balance at 1 Jan	116,531	122	371	117,024	3,121	175	279	3,575	120,599
Changes in the consolidated income statement and statement of comprehensive income[1]
Insurance revenue
Contracts under the fair value approach[2]	(715)	—	—	(715)	(217)	—	—	(217)	(932)
Contracts under the modified retrospective approach	(141)	—	—	(141)	(18)	—	—	(18)	(159)
Other contracts[3]	(1,229)	—	—	(1,229)	(432)	—	—	(432)	(1,661)
Total insurance revenue	(2,085)	—	—	(2,085)	(667)	—	—	(667)	(2,752)
Insurance service expenses
Incurred claims and other insurance service expenses	—	(7)	623	616	—	(49)	477	428	1,044
Amortisation of insurance acquisition cash flows	195	—	—	195	101	—	—	101	296
Losses and reversal of losses on onerous contracts	—	50	—	50	—	73	—	73	123
Adjustments to liabilities for incurred claims	—	—	6	6	—	—	(27)	(27)	(21)
Total insurance service expenses	195	43	629	867	101	24	450	575	1,442
Investment components	(8,284)	—	8,284	—	(1,058)	—	1,058	—	—
Insurance service result	(10,174)	43	8,913	(1,218)	(1,624)	24	1,508	(92)	(1,310)
Net finance expense from insurance contracts[4]	5,720	41	—	5,761	405	3	—	408	6,169
Effect of movements in exchange rates	(1,162)	(5)	(9)	(1,176)	(76)	1	(24)	(99)	(1,275)
Total changes in the consolidated income statement and statement of comprehensive income	(5,616)	79	8,904	3,367	(1,295)	28	1,484	217	3,584
Cash flows
Premiums received	16,442	—	—	16,442	1,950	—	—	1,950	18,392
Claims, other insurance service expenses paid and other cash flows	2	—	(9,020)	(9,018)	2	—	(1,508)	(1,506)	(10,524)
Insurance acquisition cash flows	(835)	—	—	(835)	(260)	—	—	(260)	(1,095)
Total cash flows	15,609	—	(9,020)	6,589	1,692	—	(1,508)	184	6,773
Other movements[5]	(23,495)	(54)	(31)	(23,580)	53	8	60	121	(23,459)
Net closing balance at 31 Dec	103,029	147	224	103,400	3,571	211	315	4,097	107,497
Closing assets	(16)	1	1	(14)	(177)	(13)	72	(118)	(132)
Closing liabilities	103,045	146	223	103,414	3,748	224	243	4,215	107,629
Net closing balance at 31 Dec	103,029	147	224	103,400	3,571	211	315	4,097	107,497
1‘Changes in the consolidated income statement and statement of comprehensive income’ excludes ‘insurance service result’ gains of $0.2bn (2024: nil) and ‘net insurance finance expense’ losses of $1.4bn (2024: nil) reported in the consolidated income statement and statement of comprehensive income in respect of businesses classified as held for sale.
2On transition to IFRS 17 the Group applied the full retrospective approach to new business written from 2018 at the earliest. Where applying the full retrospective approach was impracticable, the Group primarily applied the fair value approach.
3‘Other contracts’ are those contracts measured by applying IFRS 17 from inception of the contracts. These include contracts measured under the full retrospective approach at transition and contracts incepted after transition.
4‘Net finance expense from insurance contracts’ expense of $9.8bn (2024: $6.2bn expense) comprises expense of $9.8bn (2024: $6.0bn expense) recognised in the income statement and expense of nil (2024: $0.2bn expense) recognised in other comprehensive income.
5The ‘Other movements‘ reduction of $4.3bn (2024: $23.5bn reduction) in insurance contracts includes $4.4bn in respect of HSBC Life (UK) Limited which was classified as held for sale in 2025 (2024: $21.8bn in respect of HSBC Assurances Vie (France), which was classified as held for sale in 2024 with the sale completing on 31 October 2025).

Movements in carrying amounts of insurance contracts – analysis by measurement component
	2025
	Life direct participating and investment DPF contracts					Life other contracts
	Estimates of present value of future cash flows and risk adjustment	Contractual service margin				Estimates of present value of future cash flows and risk adjustment	Contractual service margin
		Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts	Total		Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	(27)	3	—	10	(14)	(359)	73	—	168	(118)	(132)
Opening liabilities	91,498	4,500	—	7,416	103,414	3,669	280	—	266	4,215	107,629
Net opening balance at 1 Jan	91,471	4,503	—	7,426	103,400	3,310	353	—	434	4,097	107,497
Changes in the consolidated income statement and statement of comprehensive income
Changes that relate to current services
Contractual service margin recognised for services provided	—	(502)	—	(846)	(1,348)	—	(38)	—	(106)	(144)	(1,492)
Change in risk adjustment for non-financial risk expired	(36)	—	—	—	(36)	(17)	—	—	—	(17)	(53)
Experience adjustments	(167)	—	—	—	(167)	(24)	—	—	—	(24)	(191)
Other movements recognised in insurance service result	—	17	—	(21)	(4)	—	—	—	—	—	(4)
Changes that relate to future services					—					—
Contracts initially recognised in the year	(3,556)	—	—	3,564	8	(183)	—	—	189	6	14
Changes in estimates that adjust the contractual service margin[1]	(578)	285	—	293	—	(31)	(20)	—	51	—	—
Changes in estimates that result in losses and reversal of losses on onerous contracts	31	—	—	—	31	35	—	—	—	35	66
Changes that relate to past services
Adjustments to liabilities for incurred claims	7	—	—	—	7	18	—	—	—	18	25
Insurance service result	(4,299)	(200)	—	2,990	(1,509)	(202)	(58)	—	134	(126)	(1,635)
Net finance expense from insurance contracts	9,812	—	—	—	9,812	(35)	6	—	24	(5)	9,807
Other movements recognised in the statement of profit or loss	—	—	—	—	—	—	—	—	—	—	—
Effect of movements in exchange rates	934	43	—	40	1,017	106	17	—	29	152	1,169
Total changes in the consolidated income statement and statement of comprehensive income	6,447	(157)	—	3,030	9,320	(131)	(35)	—	187	21	9,341
Cash flows
Premiums received	19,125	—	—	—	19,125	2,001	—	—	—	2,001	21,126
Claims, other insurance service expenses paid and other cash flows	(8,377)	—	—	—	(8,377)	(1,275)	—	—	—	(1,275)	(9,652)
Insurance acquisition cash flows	(1,109)	—	—	—	(1,109)	(106)	—	—	—	(106)	(1,215)
Total cash flows	9,639	—	—	—	9,639	620	—	—	—	620	10,259
Other movements	(4,058)	4	—	(83)	(4,137)	(1)	(71)	—	(51)	(123)	(4,260)
Net closing balance at 31 Dec	103,499	4,350	—	10,373	118,222	3,798	247	—	570	4,615	122,837
Closing assets	(21)	2	—	7	(12)	(253)	27	—	120	(106)	(118)
Closing liabilities	103,520	4,348	—	10,366	118,234	4,051	220	—	450	4,721	122,955
Net closing balance at 31 Dec	103,499	4,350	—	10,373	118,222	3,798	247	—	570	4,615	122,837

Movements in carrying amounts of insurance contracts – analysis by measurement component (continued)
	2024
	Life direct participating and investment DPF contracts					Life other contracts
	Estimates of present value of future cash flows and risk adjustment	Contractual service margin				Estimates of present value of future cash flows and risk adjustment	Contractual service margin
		Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts	Total		Contracts under the fair value approach	Contracts under the modified retros- pective approach	Other contracts	Total	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Opening assets	(30)	3	—	14	(13)	(339)	36	—	64	(239)	(252)
Opening liabilities	106,440	4,679	715	5,203	117,037	3,113	361	19	321	3,814	120,851
Net opening balance at 1 Jan	106,410	4,682	715	5,217	117,024	2,774	397	19	385	3,575	120,599
Changes in the consolidated income statement and statement of comprehensive income
Changes that relate to current services
Contractual service margin recognised for services provided	—	(488)	(59)	(596)	(1,143)	—	(77)	(6)	(105)	(188)	(1,331)
Change in risk adjustment for non- financial risk expired	(46)	—	—	—	(46)	(20)	—	—	—	(20)	(66)
Experience adjustments	(82)	—	—	—	(82)	70	—	—	—	70	(12)
Other movements recognised in insurance service result	—	52	—	(55)	(3)	—	—	—	—	—	(3)
Changes that relate to future services					—					—
Contracts initially recognised in the year	(2,384)	—	—	2,400	16	(201)	—	—	220	19	35
Changes in estimates that adjust contractual service margin[1]	(914)	229	(6)	691	—	(7)	30	7	(30)	—	—
Changes in estimates that result in losses and reversal of losses on onerous contracts	34	—	—	—	34	54	—	—	—	54	88
Changes that relate to past services
Adjustments to liabilities for incurred claims	6	—	—	—	6	(27)	—	—	—	(27)	(21)
Insurance service result	(3,386)	(207)	(65)	2,440	(1,218)	(131)	(47)	1	85	(92)	(1,310)
Net finance expense from insurance contracts	5,761	—	—	—	5,761	380	12	—	16	408	6,169
Other movements recognised in the statement of profit or loss	—	—	—	—	—	—	—	—	—	—	—
Effect of movements in exchange rates	(1,167)	51	(24)	(36)	(1,176)	(50)	(11)	—	(38)	(99)	(1,275)
Total changes in the consolidated income statement and statement of comprehensive income	1,208	(156)	(89)	2,404	3,367	199	(46)	1	63	217	3,584
Cash flows
Premiums received	16,442	—	—	—	16,442	1,950	—	—	—	1,950	18,392
Claims, other insurance service expenses paid and other cash flows	(9,018)	—	—	—	(9,018)	(1,506)	—	—	—	(1,506)	(10,524)
Insurance acquisition cash flows	(835)	—	—	—	(835)	(260)	—	—	—	(260)	(1,095)
Total cash flows	6,589	—	—	—	6,589	184	—	—	—	184	6,773
Other movements	(22,736)	(23)	(626)	(195)	(23,580)	153	2	(20)	(14)	121	(23,459)
Net closing balance at 31 Dec	91,471	4,503	—	7,426	103,400	3,310	353	—	434	4,097	107,497
Closing assets	(27)	3	—	10	(14)	(359)	73	—	168	(118)	(132)
Closing liabilities	91,498	4,500	—	7,416	103,414	3,669	280	—	266	4,215	107,629
Net closing balance at 31 Dec	91,471	4,503	—	7,426	103,400	3,310	353	—	434	4,097	107,497
1‘Changes in estimates that adjust contractual service margin’ increase of $0.6bn (2024: $0.9bn increase) includes an increase of $1.0bn (2024: $0.7bn increase)
from economic factors and a decrease of $0.4bn (2024: $0.3bn increase) from non-economic factors.

Effect of insurance contracts initially recognised in the year
	2025			2024
	Profitable contracts issued	Onerous contracts issued	Total	Profitable contracts issued	Onerous contracts issued	Total
	$m	$m	$m	$m	$m	$m
Life direct participating and investment DPF contracts
Estimates of present value of cash outflows	19,675	295	19,970	16,878	495	17,373
– insurance acquisition cash flows	984	29	1,013	805	38	843
– claims and other insurance service expenses payable	18,691	266	18,957	16,073	457	16,530
Estimates of present value of cash inflows	(23,290)	(288)	(23,578)	(19,326)	(481)	(19,807)
Risk adjustment for non-financial risk	51	1	52	48	2	50
Contractual service margin	3,564	—	3,564	2,400	—	2,400
Losses recognised on initial recognition	—	(8)	(8)	—	(16)	(16)
Life other contracts
Estimates of present value of cash outflows	1,465	183	1,648	1,484	476	1,960
– insurance acquisition cash flows	48	19	67	125	65	190
– claims and other insurance service expenses payable	1,417	164	1,581	1,359	411	1,770
Estimates of present value of cash inflows	(1,669)	(180)	(1,849)	(1,731)	(460)	(2,191)
Risk adjustment for non-financial risk	15	3	18	27	3	30
Contractual service margin	189	—	189	220	—	220
Losses recognised on initial recognition	—	(6)	(6)	—	(19)	(19)

Present value of expected future cash flows of insurance contract liabilities and contractual service margin
	Less than 1 year	1–2 years	2–3 years	3–4 years	4–5 years	5–10 years	10–20 years	Over 20 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
2025
Insurance liability future cash flows[1]
Life direct participating and investment DPF contracts	(3,766)	(197)	3,701	3,086	3,567	12,420	17,439	66,799	103,049
Life other contracts	70	164	252	45	680	184	103	2,476	3,974
Insurance liability future cash flows at 31 Dec 2025	(3,696)	(33)	3,953	3,131	4,247	12,604	17,542	69,275	107,023
Remaining contractual service margin[1]
Life direct participating and investment DPF contracts	1,312	1,205	1,112	1,024	941	3,631	3,602	1,896	14,723
Life other contracts	121	94	77	65	54	173	150	83	817
Remaining contractual service margin at 31 Dec 2025	1,433	1,299	1,189	1,089	995	3,804	3,752	1,979	15,540

2024
Insurance liability future cash flows
Life direct participating and investment DPF contracts	(3,526)	(455)	2,464	2,968	3,219	11,332	22,005	53,120	91,127
Life other contracts	971	(96)	(101)	(53)	7	63	279	2,529	3,599
Insurance liability future cash flows at 31 Dec 2024	(2,555)	(551)	2,363	2,915	3,226	11,395	22,284	55,649	94,726
Remaining contractual service margin
Life direct participating and investment DPF contracts	1,052	961	880	810	746	2,892	2,954	1,634	11,929
Life other contracts	128	104	85	69	53	159	127	62	787
Remaining contractual service margin at 31 Dec 2024	1,180	1,065	965	879	799	3,051	3,081	1,696	12,716
1‘Insurance liability future cash flows’ and ‘Remaining contractual service margin’ exclude insurance businesses classified as held for sale (2025: HSBC Life (UK)
Limited; 2024: HSBC Assurances Vie (France)). Discount rates
The discount rates applied to expected future cash flows are determined through a bottom-up approach as set out in Note 1.2(k) ‘Summary of material accounting policies – Insurance contracts’ on page 301. The blended average of discount rates used within our most material manufacturing entities are as follows:

	HSBC Life (International) Ltd		Hang Seng Insurance Co Ltd
	HK$	$	HK$	$
At 31 Dec 2025
10-year discount rate (%)	3.74	4.78	3.85	4.82
20-year discount rate (%)	4.09	5.54	4.20	5.59

At 31 Dec 2024
10-year discount rate (%)	4.32	5.16	4.43	5.25
20-year discount rate (%)	4.42	5.51	4.53	5.60
Risk adjustment for non-financial risk
The risk adjustment reflects the compensation required for bearing the uncertainty about the amount and timing of future cash flows that arise from non-financial risk. It is calculated as a 75th percentile level of stress over a one-year period. The level of the stress is determined with reference to external regulatory stresses and internal economic capital stresses.
For the main insurance manufacturing entity in these locations, the one-year 75th percentile level of stress corresponds to the following percentiles based on an ultimate view of risk over all future years:
–Asia-Pacific (Hong Kong): 59th percentile (2024: 60th percentile).
–Europe (UK): 64th percentile (2024: 60th percentile, for HSBC Assurances Vie (France) that was sold during 2025).
–Latin America (Mexico): 63rd percentile (2024: 64th percentile).